Statements of cash flows_Significant non-cash transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Cash flow noncash investing and financing activities disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	₩ 59,360,000,000	$ 54,655	₩ (14,141,000,000)	₩ 2,505,000,000
Changes in other comprehensive income related to valuation of equity method investments	(2,298,000,000)		613,000,000	2,958,000,000
Changes in other comprehensive gain or loss related to valuation loss on cash flow hedge	4,420,000,000	$ 4,070	(1,823,000,000)	(4,646,000,000)
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	3,575,000,000		96,527,000,000	14,378,000,000
Changes in investment assets of associates due to the transfer of assets held-for-sale	(50,411,000,000)		651,000,000	(89,151,000,000)
Changes in financial assets at FVTPL and assets held-for-sale	(2,385,000,000)		0	0
Transfer of investment properties and premises and equipment	30,431,000,000		166,892,000,000	0
Transfer from property, plant and equipment to assets held for sale	0		(95,000,000)	6,243,000,000
Changes in account payables related to intangible assets	(11,639,000,000)		29,705,000,000	0
Changes in right-of-use assets and lease liabilities	222,587,000,000		692,103,000,000	0
Comprehensive stock exchange	0		581,609,000,000	0
Changes in equity related to assets held for sale	0		0	(4,145,000,000)
Changes in unpaid dividends on hybrid equity securities	₩ 0		₩ 0	₩ 3,569,000,000